Expense Example	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class A 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class I 10 Years
USD ($)	429	659	907	1,617	283	577	996	1,969	82	266	466	1,044	132	423	735	1,620	81	252	439	978	304	472	654	1,181	242	440	761	1,505	55	173	302	677	415	653	911	1,646	67	261	471	1,075	144	446	771	1,691	464	757	1,071	1,961	294	600	1,032	2,103	118	368	638	1,409	112	350	606	1,340	104	325	563	1,248	426	639	870	1,532	280	557	959	1,886	79	246	428	954	74	230	401	894	104	325	563	1,248	426	639	870	1,532	280	557	959	1,886	79	246	428	954	73	227	395	883	426	816	1,231	2,387	275	721	1,293	2,679	74	414	779	1,805	442	691	958	1,721	292	594	1,021	2,029	91	284	493	1,096	437	675	932	1,666	287	579	995	1,975	86	268	466	1,037	135	421	729	1,601	79	246	428	954	474	809	1,168	2,176	324	714	1,230	2,472	123	407	713	1,581	174	562	975	2,128	120	398	697	1,547	435	669	922	1,644	290	588	1,011	1,995	89	278	482	1,073	139	434	750	1,646	642	889	1,155	1,914	299	615	1,057	2,091	98	306	531	1,178	639	880	1,140	1,882	297	609	1,047	2,067	95	296	515	1,143	649	910	1,190	1,989	306	637	1,093	2,166	636	871	1,125	1,849	293	597	1,026	2,027	92	287	498	1,108	637	874	1,130	1,860	294	600	1,032	2,038	93	290	504	1,120	662	1,001	1,362	2,378	119	425	753	1,680	638	881	1,143	1,891	295	607	1,045	2,068	94	298	518	1,153	145	454	785	1,722	655	1,026	1,421	2,523	313	757	1,327	2,696	112	452	815	1,838	415	606	812	1,408	269	523	902	1,766	67	211	368	822	422	627	849	1,487	276	545	939	1,842	75	233	406	906	68	214	373	835	626	924	1,244	2,146	283	652	1,147	2,322	82	343	626	1,430